Subsequent Events (10-Q) (Details Narratives) (USD $)	0 Months Ended					6 Months Ended	12 Months Ended								2 Months Ended		1 Months Ended
	Feb. 19, 2013	Feb. 14, 2013	Jan. 16, 2013	Dec. 14, 2012	Oct. 13, 2012	Jun. 30, 2013	Dec. 31, 2012	Mar. 17, 2013	Aug. 03, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 31, 2011	Dec. 20, 2011	Sep. 30, 2013 Eighteen Individuals [Member]	Sep. 30, 2013 Eighteen Individuals [Member] Minimum [Member]	Sep. 30, 2013 Eighteen Individuals [Member] Maximum [Member]	Sep. 30, 2013 One Individual [Member]
Promissory notes payable	$ 25,000		$ 75,000			$ 214,948	$ 144,948	$ 60,000				$ 43,828	$ 100,000	$ 178,500			$ 50,000
Promissory notes interest rate, annually	10.00%		10.00%						10.00%	10.00%	8.00%		10.00%	12.00%			12.00%
Promissory notes, mature period	Feb. 19, 2014	Jun. 20, 2013	Jan. 16, 2014	Jul. 13, 2013	Mar. 13, 2013	Jun. 15, 2013	Jun. 15, 2013								Aug. 31, 2014	Sep. 30, 2014	Jan. 10, 2014